Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 45,333	¥ 317,016	¥ 417,651	¥ 640,209
Operating cost and expenses:
Cost of revenues	(25,199)	(176,222)	(211,311)	(332,774)
Fulfilment	(4,849)	(33,910)	(76,126)	(107,472)
Sales and marketing	(14,688)	(102,715)	(96,965)	(121,039)
Technology and content	(4,045)	(28,288)	(45,627)	(53,490)
General and administrative	(18,143)	(126,875)	(130,462)	(120,951)
Total operating cost and expenses	(66,924)	(468,010)	(560,491)	(735,726)
Other operating income	1,083	7,574	6,544	14,898
Loss from operations	(20,508)	(143,420)	(136,296)	(80,619)
Financial (expense)/income, net	1,339	9,367	17,333	(60,226)
Foreign exchange (loss)/gain, net	229	1,601	2,127	(6,743)
Other non-operating income/(loss), net	(569)	(3,979)	785	(2,405)
Loss before income tax expense, and equity in loss of affiliates, net of tax	(19,509)	(136,431)	(116,051)	(149,993)
Income tax expense	(66)	(462)	(2,009)	(7,851)
Equity in (loss)/income of affiliates, net of tax	516	3,608	(5,061)	(7,276)
Net loss	(19,059)	(133,285)	(123,121)	(165,120)
Less: net income/(loss) attributable to non-controlling interests shareholders		(1)	(11)	9
Net loss attributable to YUNJI INC.	(19,059)	(133,284)	(123,110)	(165,129)
Net loss	(19,059)	(133,285)	(123,121)	(165,120)
Other comprehensive income/(loss)
Foreign currency translation adjustment	(1,308)	(9,149)	7,854	22,178
Total comprehensive loss	(20,367)	(142,434)	(115,267)	(142,942)
Less: total comprehensive income/(loss) attributable to non-controlling interests shareholders		(1)	(11)	9
Total comprehensive loss attributable to YUNJI INC.	(20,367)	(142,433)	(115,256)	(142,951)
Net loss attributable to ordinary shareholders	$ (19,059)	¥ (133,284)	¥ (123,110)	¥ (165,129)
Weighted average number of ordinary shares used in computing net loss per share
- Basic	1,970,423,265	1,970,423,265	1,967,498,669	1,971,108,505
- Diluted	1,970,423,265	1,970,423,265	1,967,498,669	1,971,108,505
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	$ (0.01)	¥ (0.07)	¥ (0.06)	¥ (0.08)
- Diluted | (per share)	$ (0.01)	¥ (0.07)	¥ (0.06)	¥ (0.08)
Sales of Merchandise [Member]
Revenues:
Total revenues	$ 38,348	¥ 268,169	¥ 330,535	¥ 500,651
Market Place Revenue [Member]
Revenues:
Total revenues	6,657	46,553	79,466	130,188
Other Revenue [Member]
Revenues:
Total revenues	$ 328	¥ 2,294	¥ 7,650	¥ 9,370